Commitments and contingencies (Details) - KRW (₩) ₩ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Short-term financial instruments [Member] | CubeBio Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Claim amount	₩ 4,600,000	₩ 4,600,000